Commitments - Schedule of Future Minimum Rental Commitments under Non-cancelable Operating Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 20,423
2016	19,637
2017	12,599
2018	5,822
2019	1,359
Thereafter	0
Total minimum lease payments, gross	59,840
Less: Sublease income	(8,863)
Total minimum lease payments, net	$ 50,977